Inventory and Contracts in Progress (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory and contracts in progress [abstract]
Raw materials	€ 4,974	€ 7,400	€ 5,616
Work in progress	1,766	2,806	2,151
Finished goods	2,554	1,995	1,390
Contracts in progress	749	495	829
Total inventories and contracts in progress	€ 10,043	€ 12,696	€ 9,986